Business Combination and Asset Acquisition - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Apr. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination [Line Items]
Goodwill		$ 68,001	$ 68,001	$ 15,852	$ 1,527,118
Apex (Bakkt Crypto)
Business Combination [Line Items]
Cash consideration paid	$ 55,000
Cash paid for working capital and cash	11,800
Total consideration	80,200
Current assets	31,800
Safeguarding asset for crypto	689,300
Non-current assets	300
Goodwill	52,000
Current liabilities	(19,700)
Safeguarding obligation for crypto	(689,300)
Net assets acquired	80,200
Apex (Bakkt Crypto) | Technology
Business Combination [Line Items]
Intangible assets	5,600
Apex (Bakkt Crypto) | Customer relationships
Business Combination [Line Items]
Intangible assets	10,200
Apex (Bakkt Crypto) | Class A Common Stock
Business Combination [Line Items]
Class A common stock at transaction close	10,500
Estimated fair value of Class A common stock contingent consideration	$ 2,900